SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2018
Disclosure of events after reporting period [Abstract]
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

On January 31, 2019, Brookfield Asset Management closed on Brookfield Strategic Real Estate Partners III (“BSREP III”), its latest flagship global private real estate fund, with a total aggregate equity commitment of $15.0 billion. The partnership has committed $1.0 billion to BSREP III and Brookfield Asset Management has committed $2.75 billion of the total commitment of $3.75 billion. In connection with the close, the partnership will lose control and deconsolidate its investment in BSREP III. The partnership will subsequently account for its interest as a financial asset through profit and loss.

In February 2019, Brookfield Asset Management made $1.0 billion in on-demand deposits to the partnership.

On February 11, 2019, the partnership announced that it has formally commenced its substantial issuer bid to purchase up to $405 million of its LP Units from holders of its limited partnership units for cash.

On February 11, 2019, BPR announced that it has formally commenced its substantial issuer bid to purchase up to $95 million of BPR Units from its stockholders for cash.

On February 11, 2019, a subsidiary of the partnership issued medium term notes for C$350 million at 4.30% per annum, maturing on March 1, 2024. Interest on the notes is payable semi-annually.